Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
% social security contributions	47.13%	47.13%	45.00%
Salary increases	2.50%	2.50%	2.50%
Discount rate	3.44%	3.53%	3.72%
Retirement age	66 years	66 years	65 years